Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000764859
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2020
Prospectus Date	rr_ProspectusDate	May 31, 2019
Yorktown Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT

dated April 1, 2020, to the

PROSPECTUS and SUMMARY PROSPECTUS

dated May 31, 2019, as supplemented

Yorktown Short Term Bond Fund Funds

(Class L Shares)

The following information replaces in its entirety the “Annual Fund Operating Expenses” Table in the “Fees and Expenses” section of the Prospectus and Summary Prospectus for the Yorktown Short Term Bond Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	0.65%	0.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses (before waivers and/or reimbursements)	0.90%	1.55%	0.90%
Fee Waivers and/or Expense Reimbursements (2)	(0.01)%	(0.36)%	(0.01)%
Total Annual Fund Operating Expenses (after waivers and/or reimbursements) (2)	0.89%	1.19%	0.89%

(1)	Large purchases of Class A shares (greater than $500,000) are generally subject to a CDSC of 0.50% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Unified Financial Securities, Inc. (the “Distributor”).

(2)	In the interest of limiting expenses of the Fund, the Adviser has entered into a five-year contractual expense limitation agreement with the Trust, effective February 1, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A Shares, 1.95% for Class L Shares, and 0.95% for Institutional Class Shares. The Adviser has entered into an additional contractual expense limitation agreement with the Trust, effective October 17, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.89% for Class A Shares and 0.89% for Institutional Class Shares until at least May 31, 2020. The Adviser has also entered into a contractual expense limitation agreement with the Trust, effective April 1, 2020, so that the Fund’s ratio of total annual operating expenses is limited to 1.19% for Class L Shares until at least May 31, 2021. Pursuant to each of these expense limitation agreements, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.

If you have any questions, please call (800) 544-6060.

Please retain this supplement with your records.